Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid director and officer liability insurance	$ 297	$ 724
Short term deposits	15	7
Other	86	62
Total prepaid expenses and other current assets	$ 398	$ 793